Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021
Leases [Abstract]
Renewal option		5 years
Rent expense	$ 2,373
Sublease income	$ 931